UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
					[ x] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management,LLC
Address:	366 Madison Avenue
		10th Floor
		New York, NY 10017

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, April 25, 2008
Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  72

Form 13F Information Table Value Total:  $123011
List of Other Included Managers:	None

No.13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa Inc.                     COM              013817101     2448    67900 SH       SOLE                    19850             48050
Amdocs Ltd.                    COM              G02602103     2377    83830 SH       SOLE                    24390             59440
American Eagle Outfitters      COM              02553E106      523    29850 SH       SOLE                     8150             21700
Amphenol Corporation           COM              032095101     1721    46200 SH       SOLE                    10400             35800
Anadarko Petroleum             COM              032511107     1543    24480 SH       SOLE                     7260             17220
Apache Corporation             COM              037411105     1329    11000 SH       SOLE                     3050              7950
Applied Materials              COM              038222105     2075   106350 SH       SOLE                    31000             75350
Arch Coal                      COM              039380100     1524    35040 SH       SOLE                     4990             30050
Archer-Daniels-Midl            COM              039483102     1860    45180 SH       SOLE                     6410             38770
Black & Decker                 COM              091797100      971    14690 SH       SOLE                     4540             10150
Canadian Natl. Railway         COM              136375102     2706    56010 SH       SOLE                    16330             39680
Chico's                        COM              168615102      349    49100 SH       SOLE                     7000             42100
Cisco Systems                  COM              17275R102      949    39380 SH       SOLE                     8780             30600
Citigroup Inc.                 COM              172967101     1530    71450 SH       SOLE                    19470             51980
Cognizant Tech Solutions       COM              192444610     1147    39800 SH       SOLE                    11100             28700
Computer Sciences Corp.        COM              205363104     1873    45920 SH       SOLE                    14140             31780
ConocoPhillilps                COM              20825C104     1171    15362 SH       SOLE                     4197             11165
Constellation Brands           COM              21036P108     1478    83650 SH       SOLE                    23550             60100
Coventry Health Care Inc.      COM              222862104     2436    60380 SH       SOLE                    16330             44050
Deutsche Bank AG               COM              D18190898     1215    10750 SH       SOLE                     3150              7600
Devon Energy                   COM              25179m103     2144    20551 SH       SOLE                     7225             13326
Dover Corp.                    COM              260003108     1587    37980 SH       SOLE                    12070             25910
Duke Energy                    COM              26441C105      708    39650 SH       SOLE                    11550             28100
E'Trade Financial Corp.        COM              269246104      875   226600 SH       SOLE                    61250            165350
Ensco                          COM              26874Q100     3341    53350 SH       SOLE                    15550             37800
Express Scripts                COM              302182100     2515    39100 SH       SOLE                    11500             27600
Franklin Resources Inc.        COM              354613101     1304    13440 SH       SOLE                     3640              9800
Freeport-Mcmoran Cop&g Cl B    COM              35671D857     4653    48360 SH       SOLE                    14110             34250
Goldman Sachs Group            COM              38141G104     1426     8620 SH       SOLE                     2270              6350
Harley Davidson                COM              412822108      886    23620 SH       SOLE                     6420             17200
Hartford Financial Services Gr COM              416515104     1193    15750 SH       SOLE                     4300             11450
Hewlett-Packard                COM              428236103     4038    88440 SH       SOLE                    25770             62670
Home Depot                     COM              437076102     1756    62770 SH       SOLE                    17200             45570
JPMorgan Chase & Co.           COM              46625H100     2855    66480 SH       SOLE                    20340             46140
Jabil Circuit Inc.             COM              466313103     1763   186400 SH       SOLE                    40400            146000
Johnson & Johnson              COM              478160104     1457    22460 SH       SOLE                     6860             15600
Joy Global                     COM              481165108     3761    57720 SH       SOLE                    15710             42010
Kohls Corp.                    COM              500255104     1385    32300 SH       SOLE                     8050             24250
Laboratory Corp. new           COM              50540R409     2431    33000 SH       SOLE                     9600             23400
Legg Mason Inc.                COM              524901105     1103    19700 SH       SOLE                     5350             14350
Lehman Brothers Holdings       COM              524908100     1217    32330 SH       SOLE                     8730             23600
Lowes                          COM              548661107     1428    62250 SH       SOLE                    18250             44000
McKesson Corp.                 COM              58155Q103     1208    23070 SH       SOLE                     6270             16800
Merrill Lynch & Co. Inc.       COM              590188108     1005    24670 SH       SOLE                     6670             18000
Metlife Inc.                   COM              59156R108     2126    35280 SH       SOLE                    10280             25000
Molex Inc.                     COM              608554101     1369    59100 SH       SOLE                    17300             41800
Monster Worldwide              COM              611742107      864    35700 SH       SOLE                     9750             25950
NVIDIA Corporation             COM              67066G104     1299    65650 SH       SOLE                    17750             47900
Nabors Industries              COM              G6359F103     1356    40150 SH       SOLE                    11110             29040
New York Community Bancorp     COM              649445103      611    33550 SH       SOLE                    33550
Noble Energy, Inc.             COM              655044105     1455    19980 SH       SOLE                     2870             17110
Norfolk Southern               COM              655844108     1741    32050 SH       SOLE                     9350             22700
Oneok Inc. New                 COM              682680103     1718    38500 SH       SOLE                     5450             33050
Praxair Inc.                   COM              74005P104     3908    46400 SH       SOLE                    12800             33600
Progressive Corporation        COM              743315103     1060    65940 SH       SOLE                    23440             42500
Prudential                     COM              744320102     3575    45690 SH       SOLE                     8320             37370
Qualcomm Inc.                  COM              747525103     1173    28617 SH       SOLE                     4067             24550
Sandisk                        COM              80004C101     1085    48090 SH       SOLE                    13090             35000
Stryker Corporation            COM              863667101     1311    20150 SH       SOLE                     5450             14700
TEVA Pharmaceuticals Ltd.      COM              881624209     2877    62280 SH       SOLE                    18180             44100
Tellabs Inc.                   COM              879664100      995   182550 SH       SOLE                    49000            133550
Texas Instruments              COM              882508104     2076    73420 SH       SOLE                    21370             52050
The Travelers Companies Inc.   COM              89417E109     1492    31180 SH       SOLE                     9080             22100
Toll Brothers                  COM              889478103      996    42425 SH       SOLE                    12425             30000
United Technologies            COM              913017109     2111    30680 SH       SOLE                     9000             21680
Wachovia Corporation           COM              929903102     1156    42800 SH       SOLE                    11600             31200
Walgreen Co.                   COM              931422109     1293    33950 SH       SOLE                     9000             24950
Weatherford Int'l.             COM              G95089101     1091    15060 SH       SOLE                       60             15000
Wells Fargo                    COM              949746101     1697    58300 SH       SOLE                    15800             42500
Western Digital                COM              958102105     1840    68050 SH       SOLE                    23150             44900
Williams Companies             COM              969457100     1738    52710 SH       SOLE                    15360             37350
Zenith National Ins. Corp.     COM              989390109     1732    48300 SH       SOLE                    13000             35300